Derivatives Instruments (Cash Flow Hedges Recorded in AOCI) (Details) - CAD ($) $ in Millions		12 Months Ended
	May 26, 2021	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Hedges
Realized gain in interest expense, net		$ 2	$ 2
Total gains in net income		2	2
Total unrealized gain in AOCI - effective portion, net of tax		14	$ 16
Unrealized gains currently in AOCI to be reclassified into net income within the next twelve months		$ 2
Cash flow hedges | Treasury lock
Cash Flow Hedges
Derivative gain loss amortization period	10 years
Total unrealized gain in AOCI - effective portion, net of tax	$ 19